Loss Per Share	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
LOSS PER SHARE
NOTE 14:	LOSS PER SHARE

The loss and the weighted average number of ordinary shares used in computing basic and diluted net loss per share is as follows:

	Year ended December 31,
	2024	2023	2022
Numerator:
Net loss	$1,545	$600	$779
Interest accrued on preferred shares	60	69	44
Total loss attributed to ordinary shares	1,605	669	823

Denominator:
Number of ordinary shares used in computing basic and diluted net loss per share	2,991,193	2,030,327	1,305,635
Net loss per ordinary share, basic and diluted	$0.5	$0.3	$0.6